Significant Vendors (Details) - vendor	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Concentration Risk [Line Items]
Vendor concentration (in hundredths)	62.10%	63.00%	62.10%
Number of vendors the company purchased merchandise from	6
Supplier Concentration Risk [Member] | Concentration Risk, Vendor A [Member]
Concentration Risk [Line Items]
Vendor concentration (in hundredths)	27.60%	26.50%	29.10%
Supplier Concentration Risk [Member] | Concentration Risk, Vendor B [Member]
Concentration Risk [Line Items]
Vendor concentration (in hundredths)	14.80%	17.60%	17.90%
Supplier Concentration Risk [Member] | Concentration Risk, Vendor C [Member]
Concentration Risk [Line Items]
Vendor concentration (in hundredths)	6.50%	5.80%	4.70%
Supplier Concentration Risk [Member] | Concentration Risk, Vendor D [Member]
Concentration Risk [Line Items]
Vendor concentration (in hundredths)	5.30%	5.40%	4.10%
Supplier Concentration Risk [Member] | Concentration Risk, Vendor E [Member]
Concentration Risk [Line Items]
Vendor concentration (in hundredths)	4.10%	4.00%	3.20%
Supplier Concentration Risk [Member] | Concentration Risk, Vendor F [Member]
Concentration Risk [Line Items]
Vendor concentration (in hundredths)	3.80%	3.70%	3.10%